Accounting Estimates and Judgments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]
Disclosure of changes in accounting estimates [Line Items]
Provision for impairment loss for long-lived assets	¥ 10	¥ 62	[1]	¥ 51
China Tower Corporation Limited [member]
Disclosure of changes in accounting estimates [Line Items]
Current lease term		5 years

[1]	restated